Share-Based Compensation - RSU Activity (Details) - Restricted Stock Units (RSUs) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Number of Shares
Nonvested RSUs at the beginning of the period (in shares)	380,500	584,999	820,000
RSUs granted (in shares)			11,000
RSUs vested (in shares)	(380,500)	(168,499)	(184,001)
RSUs forfeited (in shares)		(36,000)	(62,000)
Nonvested RSUs at the end of the period (in shares)		380,500	584,999
Vested shares withheld to satisfy statutory tax withholding requirements	52,645	29,482	29,829